Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations - Gain on Sale (Table)
Discontinued Operations - Net Income/(Loss) from Discontinued Operations (Table)

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Revenue	$204,981	$362,342	$200,793
Time charter, voyage and logistics business expenses	(38,515)	(85,412)	(103,592)
Direct vessel expenses	(30,686)	(47,753)	(52,049)
General and administrative expenses	(11,408)	(14,285)	(16,843)
Depreciation and amortization	(18,135)	(29,581)	(42,076)
Interest expense and finance cost, net	(58,791)	(79,584)	(87,345)
Impairment loss/loss on sale of vessels, net	—	(25,861)	(88,367)
(Loss)/gain on bond extinguishment, net	(221)	951	11,204
Impairment loss for Navios Europe II	—	—	(6,050)
Non-operating other finance cost	(61,730)	—	—
Gain on sale of shipping business	169,631	—	—
Other expense, net	(8,967)	(5,561)	(1,634)
Income tax expense	(53)	(98)	(187)
Net income/(loss) from discontinued operations	$146,106	$75,158	$(186,146)

Discontinued Operations - Assets and Liabilities from Discontinued Operations (Table)

	December 31, 2022	December 31, 2021
Cash and cash equivalent	$—	$224
Restricted cash	—	84,250
Accounts receivable, net	3,489	9,186
Inventories	—	3,052
Other current assets	—	9,986
Vessels and other fixed assets, net	—	427,386
Deferred dry dock and special survey costs, net	—	23,467
Operating Lease assets	—	164,267
Goodwill	—	56,240
Intangible assets other than goodwill	—	44,015
Other non-current assets	—	35,689
Total assets of discontinued operations	$3,489	$857,762
Accounts payable	3,692	6,234
Accrued expenses and other liabilities	1,825	16,122
Deferred income and cash received in advance	—	5,448
Due to related parties, net	565	20,643
Operating lease liabilities, including current portion	—	189,828
Long-term debt, net, including current portion	—	113,641
Senior and ship mortgage notes, including current portion	—	455,393
Total liabilities of discontinued operations	$6,082	$807,309